Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities:
Net income	$ 81,520	$ 92,336	$ 176,067
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation and amortization	43,147	36,715	29,280
Amortization of loans and advances to financial advisors and other employees	94,754	53,913	64,735
Amortization of premium on investment portfolio	12,258	2,750	5,847
Provision for loan losses and allowance for loans and advances to financial advisors and other employees	17,793	14,694	9,713
Amortization of intangible assets	14,427	10,423	12,366
Deferred income taxes	46,062	(5,732)	(8,602)
Tax deficit/(excess tax benefits) from stock-based compensation	4,904	(14,741)	(19,858)
Stock-based compensation	186,303	165,641	94,006
Losses on sale of investments	5,563	9,255	22
Gain on extinguishment of Stifel Financial Capital Trust	(5,607)
Other, net	4,676	(13,159)	(9,778)
Decrease/(increase) in operating assets, net of assets acquired:
Cash segregated for regulatory purposes	153,834	(178,081)	(45,343)
Receivables:
Brokerage clients, net	177,300	(1,003,257)	58,917
Brokers, dealers, and clearing organizations	(439,601)	82,960	(263,391)
Securities purchased under agreements to resell	(88,165)	(105,345)	169,997
Financial instruments owned, including those pledged	(175,602)	90,716	26,280
Loans originated as held for sale	(2,658,254)	(1,855,714)	(1,132,671)
Proceeds from mortgages held for sale	2,624,950	1,814,168	1,112,318
Loans and advances to financial advisors and other employees	(92,830)	(187,234)	(79,216)
Other assets	(158,875)	100,670	(2,509)
Increase/(decrease) in operating liabilities, net of liabilities assumed:
Brokerage clients	(158,408)	678,926	2,554
Brokers, dealers, and clearing organizations	(62,105)	98,301	(8,198)
Drafts	(89,406)	108,659	488
Financial instruments sold, but not yet purchased	177,288	(65,521)	106,051
Other liabilities and accrued expenses	(3,500)	(193,151)	18,288
Net cash provided by/(used in) operating activities	(287,574)	(261,808)	317,363
Cash Flows From Investing Activities:
Maturities, calls, sales, and principal paydowns of available-for-sale securities	403,951	866,899	698,895
Calls and principal paydowns of held-to-maturity securities	251,439	126,258	96,618
Sale or maturity of investments	40,175	65,320	60,428
Sale of other real estate owned			131
Sale of bank foreclosed assets		75
Disposition of business, net	21,340
Increase in bank loans, net	(2,462,405)	(517,563)	(668,354)
Payments for:
Purchase of available-for-sale securities	(1,961,419)	(991,954)	(416,851)
Purchase of held-to-maturity securities	(1,437,725)	(802,668)	(7,959)
Purchase of investments	(9,278)	(45,151)	(48,834)
Purchase of fixed assets	(28,211)	(69,822)	(26,632)
Acquisitions, net of cash acquired	(72,383)	(604,659)	(80,378)
Net cash used in investing activities	(5,254,516)	(1,973,265)	(392,936)
Cash Flows from Financing Activities:
Proceeds from/(repayments of) short-term borrowings, net	287,916	(126,637)	(55,700)
Proceeds from issuance of senior notes, net	201,632	297,042	295,638
Proceeds from advances from the Federal Home Loan Bank, net	352,000	148,000
Issuance of preferred stock, net of issuance costs	145,051
Increase/(decrease) in securities sold under agreements to repurchase	(10,128)	239,494	(224,629)
Increase in bank deposits, net	4,889,127	1,848,275	126,758
Increase/(decrease) in securities loaned	146,838	325,707	(35,914)
(Tax deficit)/excess tax benefits from stock-based compensation	(4,904)	14,741	19,858
Restricted stock conversions	(61,601)	(65,021)	(67,094)
Proceeds from stock option exercises	543	660	317
Repurchase of common stock	(113,462)	(117,752)
Cash dividends on preferred stock	(3,906)
Extinguishment of Stifel Financial Capital Trust	(9,393)
Repayment of Senior Notes	(150,000)	(175,000)
Contingent consideration	(13,110)	(29,598)
Extinguishment of subordinated debt			(3,131)
Net cash provided by financing activities	5,656,603	2,359,911	56,103
Effect of exchange rate changes on cash	(12,600)	(3,601)	(7,308)
Increase/(decrease) in cash and cash equivalents	101,913	121,237	(26,778)
Cash and cash equivalents at beginning of year	811,019	689,782	716,560
Cash and cash equivalents at end of year	912,932	811,019	689,782
Supplemental disclosure of cash flow information:
Cash paid for interest	62,145	41,801	40,471
Cash paid for income taxes, net of refunds	22,946	59,356	107,009
Noncash investing and financing activities:
Unit grants, net of forfeitures	190,211	267,769	190,003
Issuance of common stock for acquisitions	$ 12,813	79,747	$ 19,243
Shares surrendered into treasury		$ 223